Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of maturity for opearting lease payments

	December 31,
	2019	2020
	RMB	RMB
Within one year	11,569	13,192
Within a period of more than one year but not more than two years	10,887	12,585
Within a period of more than two year but not more than five years	16,255	11,138
Within a period of more than five years	3,435	3,732

	42,146	40,647
Less: Current portion	(11,569)	(13,192)

Non-current portion	30,577	27,455